Restatement of Previously Furnished Financial Statements	9 Months Ended
Sep. 30, 2021
Restatement of Previously Furnished Financial Statements
Restatement of Previously Furnished Financial Statements

Note 2 — Restatement of Previously Furnished Financial Statements

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so it is appropriate to classify the portion of its public shares required to keep its stockholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”

However, in light of recent comment letters issued by the Securities & Exchange Commission (“SEC”) to several special purpose acquisition companies, management re-evaluated the Company’s application of ASC 480-10-99 to its accounting classification of public shares. Upon re-evaluation, management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible asset required by the Company to complete its initial business combination.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such the Company is restating those periods in this Quarterly Report.

Impact of the Restatement

The impact to the balance sheet as of March 31, 2021 and June 30, 2021 is presented below:

	As Previously Reported	Restatement Adjustment	As Restated

Unaudited Balance Sheet as of March 31, 2021 (per form 10-Q filed on May 24, 2021)
Class A ordinary shares, $0.0001 par value; stock subject to possible redemption at redemption value ($)	$252,042,700	$23,957,300	$276,000,000

Stockholders’ equity (deficit)
Class A ordinary shares - $0.0001 par value	$240	$(240)	$—
Class B ordinary shares - $0.0001 par value	690	—	690
Additional paid-in capital	—	—	—
Retained Earnings (Accumulated Deficit)	4,999,077	(23,957,060)	(18,957,983)
Total stockholders’ equity (deficit)	$5,000,007	$(23,957,300)	$(18,957,293)

Shares subject to possible redemption	25,204,270	2,395,730	27,600,000

Unaudited Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares, redeemable shares	15,026,667	—	15,026,667
Basic and diluted net income per share, redeemable shares	—	0.44	0.44
Basic and diluted weighted average shares, non-redeemable shares	6,900,000	—	6,900,000
Basic and diluted net income per share, non-redeemable shares	$1.39	$(0.96)	$0.43
Net Income	$9,611,289	$—	$9,611,289
Unaudited Balance Sheet as of June 30, 2021 (per form 10-Q filed on August 16, 2021)
Class A ordinary shares, $0.0001 par value; stock subject to possible redemption at redemption value ($)	$250,570,400	$25,429,600	$276,000,000

Stockholders’ equity (deficit)
Class A ordinary shares - $0.0001 par value	$255	$(255)	$—
Class B ordinary shares - $0.0001 par value	690	—	690
Additional paid-in-capital	—	—	—
Retained Earnings (Accumulated Deficit)	4,999,065	(25,429,345)	(20,430,280)
Total stockholders’ equity (deficit)	$5,000,010	$(25,429,600)	$(20,429,590)

Shares subject to possible redemption	25,057,040	2,542,960	27,600,000

Unaudited Statement of Operations for the three months ended June 30, 2021
Basic and diluted weighted average shares, redeemable shares	21,348,066	6,251,934	27,600,000
Basic and diluted net income per share, redeemable shares	—	(0.04)	(0.04)
Basic and diluted weighted average shares, non-redeemable shares	6,900,000	—	6,900,000
Basic and diluted net income per share, non-redeemable shares	$(0.21)	$0.17	$(0.04)
Net Income	$(1,472,297)	$—	$(1,472,297)

Unaudited Statement of Operations for the six months ended June 30, 2021
Basic and diluted weighted average shares, redeemable shares	25,057,040	(2,542,960)	27,600,000
Basic and diluted net income per share, redeemable shares	—	0.29	0.29
Basic and diluted weighted average shares, non-redeemable shares	6,900,000	—	6,900,000
Basic and diluted net income per share, non-redeemable shares	$1.18	$(0.90)	$0.28
Net Income	$8,138,992	$—	$8,138,992